CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Noncurrent assets [abstract]
Property, plant and equipment		$ 58,822	$ 56,498
Intangible assets		5,709	5,158
Equity accounted investments		2,508	2,758
Deferred tax assets		7,936	8,732
Pension assets		1,260	1,219
Derivative financial instruments		559	691
Financial investments		3,441	2,733
Prepayments and financial receivables		1,291	2,063
Total non-current assets		81,525	79,851
Current assets [abstract]
Inventories		3,814	5,205
Trade and other receivables	[1]	16,933	22,452
Derivative financial instruments		1,378	4,039
Financial investments		29,224	29,876
Cash and cash equivalents	[2]	9,641	15,579
Total current assets		60,990	77,152
Assets classified as held for sale		1,064	1,018
Total assets		143,580	158,021
Equity [abstract]
Shareholders' equity		48,490	53,988
Non-controlling interests		10	1
Total equity		48,500	53,989
Noncurrent liabilities [abstract]
Finance debt		22,230	24,141
Lease liabilities		2,291	2,409
Deferred tax liabilities		13,345	11,996
Pension liabilities		3,925	3,671
Provisions and other liabilities		15,304	15,633
Derivative financial instruments		1,795	2,376
Total non-current liabilities		58,890	60,226
Current liabilities [abstract]
Trade, other payables and provisions		11,870	13,352
Current tax payable		12,306	17,655
Finance debt		5,996	4,359
Lease liabilities		1,279	1,258
Dividends payable		2,649	2,808
Derivative financial instruments		1,619	4,106
Total current liabilities		35,719	43,539
Liabilities directly associated with the assets classified as held for sale		471	268
Total liabilities		95,080	104,032
Total equity and liabilities		$ 143,580	$ 158,021

[1]	Of which Trade receivables of USD 13,017 million in 2023 and USD 17,334 million in 2022.
[2]	Includes collateral deposits of USD 1,572 million for 2023 related to certain requirements set out by exchanges where Equinor is participating. The corresponding figure for 2022 is USD 6,128 million.